Relationship With Parent And Related Parties (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Summary of Material Transactions Reflected in Accumulated Net Parent Investment	The following is a summary of material transactions reflected in the accumulated net parent investment during the fiscal years ended March 31, 2023, 2022 and 2021

	Fiscal year ended March 31,
(In thousands)	2023(3)	2022	2021
Corporate allocations (excluding stock-based compensation expense)	$1,483	$9,999	$8,998
Transfer of operations to Nextracker(1)	(39,025)	(2,934)	5,299
Net cash pooling activities(2)	(35,240)	(35,490)	377,360
Income taxes	41,238	19,550	36,068

Net transfers (to) from Parent	$(31,544)	$(8,875)	$427,725

(1)	Primarily represents certain international operations where related income and/or losses are included in Nextracker’s consolidated statements of operations. Cash was also collected by the international operations on behalf of Nextracker, for which Nextracker and Flex do not intend to settle in the future. For the fiscal year 2023, the balance includes the legal settlement paid by Flex as further disclosed in Note 12.

(2)	Primarily represents financing activities for cash pooling and capital transfers.

(3)	Represents transactions reflected in accumulated net parent investment through February 8, 2023.